Prepayments and other current assets (Tables)	6 Months Ended
Jun. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayment and Other Current Assets
Prepayments and other current assets consist of the following:

			As of
			December 31, 2020	June 30, 2021
			RMB	RMB	US$
Prepaid service fee			12,028	8,389	1,299
Investment in a convertible loan			—	4,223	654
VAT and other surcharges			10,467	10,336	1,601
Office rental deposit			636	342	53
Receivables from sales of shares on behalf of employees			11,060	364	56
Refund from prepaid media cost			6,838	1,095	170
Receivables on behalf of third party advertising companies	(i	)	—	16,966	2,628
Loans granted to equity investees	(ii	)	500	3,500	542
Others			7,484	6,252	968

Total prepayments and other current assets			49,013	51,467	7,971

(i)
Starting from January 1, 2021, the Company has fully exited the Targeted Marketing business and this balance represents the receivables the Company acts as agent and collects on behalf of third party advertising companies for targeted marketing related services.

(ii)
As of December 31, 2020, under prepayments and other current assets includes the impairment charges of RMB4,500 that the Company recognized on loans granted to equity investees. No impairment charges were recognized on loans granted to equity investees for the six months ended June 30, 2021. The Company evaluates the impairment of the equity investments without readily determinable fair value along with loans the Company granted to those investees.